Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 96.6%
346,619	BlackRock MuniHoldings Fund, Inc.	$5,272,075
591,727	BlackRock MuniHoldings Investment Quality Fund	7,935,059
393,084	BlackRock MuniVest Fund II, Inc.	5,479,591
578,743	BlackRock MuniVest Fund, Inc.	5,023,489
145,187	BlackRock MuniYield California Fund, Inc.	2,010,840
806,267	BlackRock MuniYield Fund, Inc.	10,820,103
244,192	BlackRock MuniYield Michigan Quality Fund, Inc.	3,423,572
32,817	BlackRock MuniYield Pennsylvania Quality Fund	456,484
961,268	BNY Mellon Strategic Municipal Bond Fund, Inc.	7,007,644
296,568	DWS Strategic Municipal Income Trust	3,217,763
586,923	Eaton Vance Municipal Income Trust	7,518,484
356,926	Invesco Municipal Income Opportunities Trust	2,605,560
250,641	Invesco Trust for Investment Grade New York Municipals	3,102,935
450,031	Invesco Value Municipal Income Trust	6,619,956
512,703	MFS Municipal Income Trust	3,296,680
914,825	Nuveen AMT-Free Municipal Credit Income Fund	14,326,159
128,747	Nuveen California Quality Municipal Income Fund	1,874,556
58,040	Nuveen Michigan Quality Municipal Income Fund	823,007
806,862	Nuveen Municipal Credit Income Fund	11,852,803
556,238	Nuveen New Jersey Quality Municipal Income Fund	7,525,900
291,663	Nuveen Ohio Quality Municipal Income Fund	4,383,695
316,451	Nuveen Pennsylvania Quality Municipal Income Fund	4,253,101
144,309	Nuveen Quality Municipal Income Fund	2,095,367
235,631	PIMCO Municipal Income Fund	3,145,674
195,574	PIMCO Municipal Income Fund III	2,221,721
258,463	PIMCO New York Municipal Income Fund II	2,773,308
527,831	Pioneer Municipal High Income Trust	6,112,283
105,469	RiverNorth Managed Duration Municipal Income Fund, Inc.	1,761,332
165,753	RiverNorth Opportunistic Municipal Income Fund, Inc.	3,383,019
982,450	Western Asset Managed Municipals Fund, Inc.	11,976,065
	TOTAL CLOSED-END FUNDS
	(Cost $ 148,597,931)	152,298,225

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$1,297,574	UMB Money Market Fiduciary 0.01%[1]	1,297,574
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 1,297,574)	1,297,574
	TOTAL INVESTMENTS — 97.4%
	(Cost $149,895,505)	153,595,799
	Other Assets in Excess of Liabilities — 2.6%	4,022,743
	TOTAL NET ASSETS — 100.0%	$157,618,542

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)

(25)	Ultra Long Term U.S. Treasury Bond	December 2020	$(5,641,406)	$(5,545,312)	$96,094
(225)	U.S. 5 Year Treasury Note	December 2020	(28,381,641)	(28,357,032)	24,609
(225)	U.S. 10 Year Treasury Note	December 2020	(31,440,234)	(31,394,531)	45,703
(100)	U.S. Treasury Long Bond	December 2020	(17,775,000)	(17,628,125)	146,875

TOTAL FUTURES CONTRACTS			$(83,238,281)	$(82,925,000)	$313,281

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 92.9%
98,571	Apollo Senior Floating Rate Fund, Inc.	$1,263,680
49,251	Apollo Tactical Income Fund, Inc.	625,980
85,473	BlackRock Floating Rate Income Trust	959,862
96,770	Blackstone/GSO Long-Short Credit Income Fund	1,244,462
97,133	Blackstone/GSO Senior Floating Rate Term Fund	1,336,550
20,219	Blackstone/GSO Strategic Credit Fund	247,076
452,927	BNY Mellon High Yield Strategies Fund	1,227,432
62,601	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	720,538
609,806	Credit Suisse High Yield Bond Fund	1,286,691
29,800	Eaton Vance Floating-Rate Income Trust	354,024
9,300	Eaton Vance Limited Duration Income Fund	105,183
97,679	Eaton Vance Senior Floating-Rate Trust	1,136,007
13,705	First Trust High Income Long/Short Fund	190,774
26,020	Invesco Dynamic Credit Opportunities Fund	239,644
20,299	John Hancock Investors Trust	321,333
144,207	New America High Income Fund, Inc.	1,179,613
107,044	Nuveen Credit Strategies Income Fund	632,630
98,051	PGIM High Yield Bond Fund, Inc.	1,354,084
156,776	Pioneer High Income Trust	1,247,937
181,653	Wells Fargo Income Opportunities Fund	1,326,067
263,596	Western Asset High Income Fund II, Inc.	1,687,015
285,387	Western Asset High Income Opportunity Fund, Inc.	1,398,396
	TOTAL CLOSED-END FUNDS
	(Cost $ 20,348,749)	20,084,978
	EXCHANGE-TRADED FUNDS — 3.6%
7,500	SPDR Bloomberg Barclays High Yield Bond ETF	782,025
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 781,340)	782,025

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$754,518	UMB Money Market Fiduciary 0.01%[1]	754,518
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 754,518)	754,518
	TOTAL INVESTMENTS — 100.0%
	(Cost $21,884,607)	21,621,521
	Liabilities in Excess of Other Assets — 0.0%	(9,158)
	TOTAL NET ASSETS — 100.0%	$21,612,363

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)

(5)	E-mini Dow ($5)	December 2020	$(697,725)	$(691,600)	$6,125
(5)	E-mini S&P 500	December 2020	(848,763)	(838,001)	10,762
(10)	E-mini Russell 2000	December 2020	(768,050)	(752,200)	15,850
(15)	E-mini Russell 1000	December 2020	(889,165)	(872,100)	17,065
(15)	U.S. 5 Year Treasury Note	December 2020	(1,892,109)	(1,890,468)	1,641
(10)	U.S. 10 Year Treasury Note	December 2020	(1,397,344)	(1,395,313)	2,031
(5)	U.S. Treasury Long Bond	December 2020	(888,750)	(881,406)	7,344

TOTAL FUTURES CONTRACTS			$(7,381,906)	$(7,321,088)	$60,818